Long-term Deposits (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM DEPOSITS [Abstract]
Components of long-term deposits

	2010	2011
	RMB	RMB
Deposits paid to airline suppliers	130,547,730	124,565,156
Deposit paid to lessor	15,399,710	17,172,324
Deposit paid to travel bureau	60,000	110,000
Others	9,849,182	13,513,012

Total	155,856,622	155,360,492